Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Decrease (Increase) in Inventories	$ 1,220	$ (1,675)	$ 511
Decrease (Increase) in Trade receivables	3,190	(27,839)	3,423
Decrease (Increase) in Prepayments and other receivables and Other assets	38,742	(27,547)	(36,061)
Customer advance repayments			(10,000)
Security deposit utilised			15,600
(Decrease) Increase in Trade and other payables	(48,392)	11,964	20,169
Increase (decrease) in working capital	$ (5,240)	$ (45,097)	$ (6,358)